Pension Plans, Retirement Benefits and Savings Plans (tables)	12 Months Ended
Dec. 31, 2013
Pension Plans, Retirement Benefits and Savings Plans disclosure
Summary of the funded status, obligations and amounts recognized in the consolidated balance sheet for the Company's benefit plans [Table Text Block]

	Qualified Domestic Pension Plan		Nonqualified and Foreign Pension Plans		Total
(at and for the year ended December 31, in millions)	2013	2012	2013	2012	2013	2012
Change in projected benefit obligation:
Benefit obligation at beginning of year	$3,055	$2,706	$206	$183	$3,261	$2,889
Benefits earned	112	107	6	6	118	113
Interest cost on benefit obligation	124	129	8	9	132	138
Actuarial loss (gain)	(243)	225	(19)	17	(262)	242
Benefits paid	(140)	(112)	(9)	(13)	(149)	(125)
Foreign currency exchange rate change	—	—	2	4	2	4
Acquisition	—	—	15	—	15	—

Benefit obligation at end of year	$2,908	$3,055	$209	$206	$3,117	$3,261

Change in plan assets:
Fair value of plan assets at beginning of year	$2,761	$2,414	$98	$86	$2,859	$2,500
Actual return on plan assets	453	242	12	10	465	252
Company contributions	—	217	6	11	6	228
Benefits paid	(140)	(112)	(9)	(13)	(149)	(125)
Foreign currency exchange rate change	—	—	2	4	2	4
Acquisition	—	—	20	—	20	—

Fair value of plan assets at end of year	3,074	2,761	129	98	3,203	2,859

Funded status of plan at end of year	$166	$(294)	$(80)	$(108)	$86	$(402)

Amounts recognized in the statement of financial position consist of:
Accrued over-funded benefit plan assets	$176	$—	$10	$—	$186	$—
Accrued under-funded benefit plan liabilities	(10)	(294)	(90)	(108)	(100)	(402)

Total	$166	$(294)	$(80)	$(108)	$86	$(402)

Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial loss	$704	$1,300	$34	$63	$738	$1,363
Prior service benefit	—	—	—	—	—	—

Total	$704	$1,300	$34	$63	$738	$1,363

	Postretirement Benefit Plans
(at and for the year ended December 31, in millions)	2013	2012
Change in projected benefit obligation:
Benefit obligation at beginning of year	$222	$246
Benefits earned	—	—
Plan amendments	—	(31)
Interest cost on benefit obligation	9	12
Actuarial loss (gain)	(25)	11
Benefits paid	(14)	(16)
Acquisition	19	—

Benefit obligation at end of year	$211	$222

Change in plan assets:
Fair value of plan assets at beginning of year	$18	$19
Actual return on plan assets	—	1
Company contributions	13	14
Benefits paid	(14)	(16)

Fair value of plan assets at end of year	17	18

Funded status of plan at end of year	$(194)	$(204)

Amounts recognized in the statement of financial position consist of:
Accrued under-funded benefit plan liability	$(194)	$(204)

Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial gain	$(44)	$(50)
Prior service benefit	(28)	—

Total	$(72)	$(50)

Summary of the components of net periodic benefit cost and other amounts recognized in other comprehensive income related to the benefit plans [Table Text Block]

	Pension Plans			Postretirement Benefit Plans
(in millions)	2013	2012	2011	2013	2012	2011
Net Periodic Benefit Cost:
Service cost	$118	$113	$98	$—	$—	$—
Interest cost on benefit obligation	132	138	135	9	12	13
Expected return on plan assets	(208)	(187)	(182)	(1)	(1)	(1)
Amortization of unrecognized:
Prior service benefit	—	—	—	(2)	—	—
Net actuarial loss (gain)	107	89	76	—	(1)	—

Net benefit expense	$149	$153	$127	$6	$10	$12

Other Changes in Benefit Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Prior service benefit	$—	$—	$—	$—	$—	$—
Net actuarial loss (gain)	(518)	176	388	(24)	11	(5)
Plan amendments	—	—	—	—	(31)	—
Amortization of prior service benefit	—	—	—	2	—	—
Amortization of net actuarial gain (loss)	(107)	(89)	(76)	—	1	—

Total other changes recognized in other comprehensive income	(625)	87	312	(22)	(19)	(5)

Total other changes recognized in net benefit expense and other comprehensive income	$(476)	$240	$439	$(16)	$(9)	$7

Benefit obligations assumptions, net periodic benefit cost assumptions and health care cost trend rate sensitivity [Table Text Block]

(at and for the year ended December 31,)	2013	2012
Assumptions used to determine benefit obligations
Discount rate	4.96%	4.15%
Future compensation increase rate	4.00%	4.00%
Assumptions used to determine net periodic benefit cost
Discount rate	4.15%	4.90%
Expected long-term rate of return on pension plans' assets	7.50%	7.50%
Expected long-term rate of return on postretirement benefit plans' assets	4.00%	5.00%
Assumed health care cost trend rates
Following year:
Medical (before age 65)	7.25%	7.50%
Medical (age 65 and older)	6.75%	7.50%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate):	5.00%	5.00%
Year that the rate reaches the ultimate trend rate:
Medical (before age 65)	2022	2018
Medical (age 65 and older)	2020	2018

Level within the fair value hierarchy at which the financial assets of the Company's pension plans are measured [Table Text Block]

(at December 31, 2013, in millions)	Total	Level 1	Level 2	Level 3
Invested assets:
Fixed maturities
Obligations of states, municipalities and political subdivisions	$18	$—	$18	$—
Debt securities issued by foreign governments	14	—	14	—
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	11	—	11	—
All other corporate bonds	447	—	447	—

Total fixed maturities	490	—	490	—

Mutual funds
Equity mutual funds	1,355	1,355	—	—
Bond mutual funds	446	446	—	—

Total mutual funds	1,801	1,801	—	—

Equity securities	571	570	1	—

Other investments(1)	4	—	—	4

Cash and short-term securities
U.S. Treasury securities	122	122	—	—
Money market mutual funds	19	19	—	—
Other	196	31	165	—

Total cash and short-term securities	337	172	165	—

Total	$3,203	$2,543	$656	$4

(1)
The fair value estimates of the two private equity funds comprising these investments are determined by an external fund manager based on recent filings, operating results, balance sheet stability, growth and other business and market sector fundamentals. Due to the significant unobservable inputs in these valuations, the total fair value estimates are disclosed in Level 3.

(at December 31, 2012, in millions)	Total	Level 1	Level 2	Level 3
Invested assets:
Fixed maturities
Obligations of states, municipalities and political subdivisions	$7	$—	$7	$—
Debt securities issued by foreign governments	14	—	14	—
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	9	—	9	—
All other corporate bonds	383	—	383	—

Total fixed maturities	413	—	413	—

Mutual funds
Equity mutual funds	1,143	1,143	—	—
Bond mutual funds	406	406	—	—

Total mutual funds	1,549	1,549	—	—

Equity securities	450	450	—	—

Other investments(1)	6	—	—	6

Cash and short-term securities
U.S. Treasury securities	132	132	—	—
Money market mutual funds	22	22	—	—
Other	287	17	270	—

Total cash and short-term securities	441	171	270	—

Total	$2,859	$2,170	$683	$6

(1)
The fair value estimates of the two private equity funds comprising these investments are determined by an external fund manager based on recent filings, operating results, balance sheet stability, growth and other business and market sector fundamentals. Due to the significant unobservable inputs in these valuations, the total fair value estimates are disclosed in Level 3.

Changes in the Level 3 fair value category for the pension plans [Table Text Block]

	Other Investments
(at and for the year ended December 31, in millions)	2013	2012
Balance at beginning of year	$6	$18
Actual return on plan assets:
Relating to assets still held	1	2
Relating to assets sold during the year	—	—
Purchases, sales, settlements and maturities:
Purchases	—	—
Sales	(3)	(12)
Settlements/maturities	—	—
Gross transfers into Level 3	—	—
Gross transfers out of Level 3	—	(2)

Balance at end of year	$4	$6

Estimated future benefit payments [Table Text Block]

	Benefits Expected to be Paid
(in millions)	Pension Plans	Postretirement Benefit Plans
2014	$165	$15
2015	176	15
2016	187	15
2017	198	15
2018	209	14
2019 through 2023	1,165	70